INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of loss before income taxes

	Years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Non-PRC	(18,944)	(56,658)	(8,137)
PRC	(23,551)	(45,181)	(6,490)
Total	(42,495)	(101,839)	(14,627)

Schedule of current and deferred components of income tax (expense) benefit

	Years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Current tax	111	130	18
Deferred tax	88	88	13
Total	199	218	31

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (expense) benefit

	Years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Loss before income taxes	(42,495)	(101,839)	(14,627)
Income tax benefit computed at the statutory income tax rate at 25%	10,624	25,460	3,657
Non-deductible expenses	(4,485)	(5,141)	(738)
International rate differences	(2,227)	(11,367)	(1,633)
Preferential tax rate differences	(210)	(710)	(102)
Effect of change in tax rate	(826)	789	113
Change in valuation allowance	(2,677)	(8,813)	(1,266)
Income tax benefit	199	218	31

Schedule of components of deferred taxes

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets:
Net loss carryforward	14,705	23,148	3,325
Accrued expenses	1,043	1,479	212
Bad debt expenses	85	70	10
Others	120	69	10
Valuation allowance	(15,953)	(24,766)	(3,557)
Total deferred tax assets	—	—	—
Deferred tax liabilities:
Long-lived assets arising from acquisition	(1,222)	(1,134)	(163)
Total deferred tax liabilities	(1,222)	(1,134)	(163)

Schedule of roll-forward of unrecognized tax benefits

	Years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Balance at beginning of year	6,936	9,398	1,350
Addition based on tax positions related to the current year	3,064	2,810	404
Decrease based on tax positions related to prior years	(602)	(361)	(52)
Balance at end of year	9,398	11,847	1,702